787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

October 5, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Legg Mason ETF Equity Trust
Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
Securities Act File No. 333-206784
Investment Company Act File No. 811-23096

Ladies and Gentlemen:

On behalf of Legg Mason ETF Equity Trust (the “Trust”), and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), we hereby transmit for filing with the Securities and Exchange Commission (the “SEC”), Post-Effective Amendment No. 6 to the Trust’s Registration Statement under the 1933 Act and Amendment No. 8 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”).

The purpose of the Amendment is to add a new series to the Trust: Legg Mason Global Infrastructure ETF (the “Fund”). The Fund seeks to track the investment results of the RARE Global Infrastructure Index (the “Underlying Index”). The Underlying Index is constructed from global infrastructure-related equity securities. The Underlying Index utilizes a proprietary methodology created and sponsored by RARE Infrastructure (North America) Pty Limited (“RARE”), the Fund’s subadviser. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index. Securities that compose the Underlying Index include depositary receipts representing securities in the Underlying Index.

The Underlying Index is composed of equity securities in developed and developing markets that are included in the MSCI ACWI All Cap Index. Companies in the MSCI ACWI All Cap Index are screened to include only companies within the following Global Industry Classification Standard (GICS) sub-industries and are classified into infrastructure sectors as follows:

Utilities Infrastructure Sector	Economic/Volume Based Infrastructure Sector
Electric Utilities	Airport Services
Gas Utilities	Cable & Satellite
Independent Power Producers & Energy Traders	Highways & Railtracks
Multi-Utilities	Marine Ports & Services
Renewable Electricity	Oil & Gas Storage & Transportation
Water Utilities	Railroads
Specialized Real Estate Investment Trusts

NEW YORK    WASHINGTON    HOUSTON     PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

The Underlying Index applies multiple screens to select securities that provide investors with exposure to securities that most closely match RARE’s definition of infrastructure. Factors used to select the securities include:

•	Market capitalization and average daily volume

•	Forward looking dividend yields

•	Operating cash flow yield

The Fund will operate in a substantially similar manner as Legg Mason Emerging Markets Low Volatility High Dividend ETF (“LVHE”), another series of the Trust, but with differing investment strategies and risks. Although the Fund has a different subadviser from LVHE and thus different portfolio managers, it will have the same investment manager as LVHE. The disclosures in the sections of the Fund’s Prospectus titled “Performance,” “Purchase and sale of fund shares,” “Tax information,” “Payments to broker-dealers and other financial intermediaries,” “Portfolio holdings,” “Tax advantaged product structure,” “Shareholder information,” “Dividends, other distributions and taxes” and “Creations and redemptions” and the sections of the Fund’s Statement of Additional Information (“SAI”) entitled “Organization of Legg Mason ETF Equity Trust,” “Investment Policies,” “Management,” “Continuous Offering,” “Book Entry Only System,” “Determination of Net Asset Value,” “Portfolio Transactions,” “Disclosure of Portfolio Holdings,” “The Trust,” “Taxes” and “Financial Statements” are substantially similar to those sections in the Prospectus and SAI of LVHE, which have been reviewed by the Staff. Consequently, on behalf of the Trust, I request selective review of the Amendment.

If you have any questions or comments, please call me at (212) 728-8558.

Very truly yours,

/s/ Dianne E. O’Donnell
Dianne E. O’Donnell

Enclosures

cc:	Harris C. Goldblat, Legg Mason & Co., LLC
Benjamin J. Haskin, Willkie Farr & Gallagher LLP
Juliet Y. Mun, Willkie Farr & Gallagher LLP